Revenue and Deferred Revenue (Details) - Schedule of Revenue Disaggregated by Timing of Revenue Recognition - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,139	$ 7,019	$ 14,009	$ 52,369	$ 58,259	$ 59,859
Transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,831	5,657	12,384	28,675	34,813	23,624
Transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 308	$ 1,362	$ 1,625	$ 23,694	$ 23,446	$ 36,235